PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its matching contributions, as well as the special contributions, at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event that the Plan is terminated, participants would become 100 percent vested in their accounts, including unvested Company contributions.